Fair Value Measurements (Details) - Schedule of fair value hierarchy of valuation inputs	9 Months Ended
Sep. 30, 2021 USD ($)
Investments held in Trust Account:
Money Market investments	$ 174,226,747
Liabilities
Warrant liabilities – Public Warrants	7,935,000
Warrant liabilities – Private Placement Warrants	4,735,500
Level 1 [Member]
Investments held in Trust Account:
Money Market investments	174,226,747
Liabilities
Warrant liabilities – Public Warrants	7,935,000
Warrant liabilities – Private Placement Warrants
Level 2 [Member]
Investments held in Trust Account:
Money Market investments
Liabilities
Warrant liabilities – Public Warrants
Warrant liabilities – Private Placement Warrants
Level 3 [Member]
Investments held in Trust Account:
Money Market investments
Liabilities
Warrant liabilities – Public Warrants
Warrant liabilities – Private Placement Warrants	$ 4,735,500